Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,374.26
Total Transaction Valuation	17,192,347.53
Total Offset Amount	0.00
Net Fee	$ 2,374.26
Offering Table N/A
Offset Table N/A	N/A